787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

February 26, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:                             Credit Suisse Opportunity Funds
                                                Post-Effective Amendment No. 69
                                                Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

On behalf of Credit Suisse Opportunity Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940, Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment contains the Prospectus and Statement of Additional Information for Credit Suisse Floating Rate High Income Fund, Credit Suisse Strategic Income Fund, Credit Suisse Managed Futures Strategy Fund, Credit Suisse Multialternative Strategy Fund, Credit Suisse Emerging Markets Equity Fund, Credit Suisse Volaris US Strategies Fund and Credit Suisse Global Sustainable Dividend Equity Fund, each a series of the Trust.

The Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purposes of reflecting changes made in response to comments from the staff of the Division of Investment Management of the Securities and Exchange Commission with respect to Post-Effective Amendment No. 68 to the Trust’s Registration Statement, updating financial and other information contained in the Registration Statement and making such other non-material changes as the Trust deems appropriate.  It is proposed that the Amendment become automatically effective immediately upon filing.

We have reviewed the Amendment and represent that, to our knowledge, it does not contain disclosures which would render it ineligible to become effective pursuant to Rule 485(b).

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

If you have any questions or comments, please call me at (212) 728-8138.

Very truly yours,

/s/Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:                                Lou Anne McInnis, Esq.

Rose F. DiMartino, Esq.